Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 16, 2023
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Central Index Key	dei_EntityCentralIndexKey	0000823535
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false